Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Jun. 30, 2010
Inventory Disclosure [Line Items]
Percentage of LIFO (last in first out) inventory to total inventory	28.00%	28.00%
Current cost of inventories exceeds their valuation determined on the LIFO basis, amount	$ 205,739	$ 193,519
Progress payments netted against inventories	$ 33,489	$ 33,676